Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Income tax benefit (expense)	$ 136	$ 2,682	$ (245,344)	$ 10,431	$ 23,717	$ 60,997	$ 17,189
Effective income tax rate	8.00%	(11.00%)	112.00%	(11.00%)	21.00%	31.50%	35.00%
Income tax benefit from revaluating U.S. net deferred tax liabilities						$ 50,000
Net operating loss carryforwards					$ 37,100	31,555
Gross unrecognized tax benefits					$ 9,653	9,143	$ 8,770	$ 8,332
Tax expense incurred upon reorganization transaction	$ (255,800)
Income tax benefit related to the Tax Act						$ 50,000